ENTERPRISE-WIDE DISCLOSURE (Tables)	6 Months Ended
Jan. 31, 2024
Segment Reporting [Abstract]
Schedule of information of revenues by business

	For the three months ended		For the six months ended
	January 31,		January 31,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Electronic Device Hardware Components Products Sales	$43,479	$75,686	$103,381	$179,880
Software and Website Development Services	–	–	19,230	–
Technical Consulting and Training Services	–	8,044	–	14,470
Software Maintenance and Business Promotion Services	14,013	15,000	29,276	28,750
Business Consulting Services	17,580	–	68,113	–
Global Logistics Services	2,819,056	–	4,000,776	–
Total revenues	$2,894,128	$98,730	$4,220,776	$223,100

Schedule of information of revenues by regions

	For the three months ended		For the six months ended
	January 31,		January 31,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Hong Kong	$2,151,434	$91,230	$3,202,451	$209,350
Vietnam	538,694	–	712,225	–
Japan	204,000	–	304,850	–
Singapore	–	7,500	1,250	13,750
Total revenues	$2,894,128	$98,730	$4,220,776	$223,100